Revenue (Details) - Schedule of Components of Revenue, Net - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
Revenue (Details) - Schedule of Components of Revenue, Net [Line Items]
Revenue	$ 2,421,438	$ 2,981,600	$ 7,717,064	$ 6,677,727	$ 8,826,206	$ 12,797,041
Revenue by geographical location	2,421,438	2,981,600	7,717,064	6,677,727	8,826,206	12,797,041
India [Member]
Revenue (Details) - Schedule of Components of Revenue, Net [Line Items]
Revenue by geographical location	2,391,332	2,959,219	7,615,314	6,547,377	8,615,615	12,752,181
Egypt [Member]
Revenue (Details) - Schedule of Components of Revenue, Net [Line Items]
Revenue by geographical location	27,868		78,259	60,991	110,092	36,655
Indonesia [Member]
Revenue (Details) - Schedule of Components of Revenue, Net [Line Items]
Revenue by geographical location	2,238	544	5,618	697	1,554	10
Vietnam [Member]
Revenue (Details) - Schedule of Components of Revenue, Net [Line Items]
Revenue by geographical location		21,837	17,873	68,662	98,945	7,155
Income from Rentals [Member]
Revenue (Details) - Schedule of Components of Revenue, Net [Line Items]
Revenue				150,606	165,834	12,057,401
Revenues from Services [Member]
Revenue (Details) - Schedule of Components of Revenue, Net [Line Items]
Revenue	2,421,438	2,981,600	7,717,064	6,452,950	8,586,785	589,331
Other Revenues [Member]
Revenue (Details) - Schedule of Components of Revenue, Net [Line Items]
Revenue				$ 74,171	$ 73,587	$ 150,309